Insurance (Tables)	12 Months Ended
Oct. 31, 2020
Statement [Line Items]
Summary of Net Premiums and Claims	Reinsurance amounts (ceded premiums) included in Non-interest income are shown in the table below.

Net premiums and claims

	For the year ended
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Gross premiums	$4,515	$4,209
Premiums ceded to reinsurers	(249)	(225)
Net premiums	$4,266	$3,984
Gross claims and benefits (1)	$3,700	$3,990
Reinsurers’ share of claims and benefits	(316)	(241)
Net claims	$3,384	$3,749
(1)	Includes the change in fair value of investments backing our policyholder liabilities, which are largely offset in revenue.

Significant Insurance Assumptions
Significant insurance assumptions

	As at

	October 31 2020	October 31 2019
Life Insurance
Canadian Insurance
Mortality rates (1)	0.11%	0.12%
Morbidity rates (2)	1.81	1.82
Future reinvestment yield (3)	3.82	3.69
Lapse rates (4)	0.50	0.50
International Insurance
Mortality rates (1)	0.66	0.57
Future reinvestment yield (3)	3.05	3.06

(1)	Average annual death rate for the largest portfolio of insured policies.
(2)	Average net termination rate for the individual and group disability insurance portfolio.
(3)	Ultimate reinvestment rate of the insurance operations.
(4)	Ultimate policy termination rate (lapse rate) for the largest permanent life insurance portfolio that relies on higher termination rate to maintain its profitability (lapse-supported policies).

Summary of Gross and Reinsurers' Share of Insurance Liabilities
Insurance claims and policy benefit liabilities
The following table summarizes our gross and reinsurers’ share of insurance liabilities at the end of the year.

	As at
	October 31, 2020			October 31, 2019

(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Life insurance policyholder liabilities
Life, health and annuity	$12,089	$752	$11,337	$11,339	$601	$10,738
Investment contracts (1)	34	–	34	38	–	38
	$12,123	$752	$11,371	$11,377	$601	$10,776
Non-life insurance policyholder liabilities
Unearned premium provision (1)	$7	$–	$7	$29	$–	$29
Unpaid claims provision	126	31	95	62	2	60
	$133	$31	$102	$91	$2	$89
	$12,256	$783	$11,473	$11,468	$603	$10,865

(1)	Insurance liabilities for investment contracts and unearned premium provision are reported in Other liabilities on the Consolidated Balance Sheets.

Reconciliation of Life Insurance Policyholder Liabilities
Reconciliation of life insurance policyholder liabilities

	For the year ended
	October 31, 2020			October 31, 2019

(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$11,377	$601	$10,776	$10,024	$493	$9,531
New and in-force policies (1)	735	141	594	1,479	103	1,376
Changes in assumption and methodology	15	10	5	(122)	5	(127)
Net change in investment contracts	(4)	–	(4)	(4)	–	(4)
Balances at end of period	$12,123	$752	$11,371	$11,377	$601	$10,776

(1)	Includes the change in fair value of investments backing our policyholder liabilities.

Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions
The following table presents the sensitivity of the level of insurance policyholder liabilities disclosed in this note to reasonably possible changes in the actuarial assumptions used to calculate them. The percentage change in each variable is applied to a range of existing actuarial modelling assumptions to derive the possible impact on net income. The analyses are performed where a single assumption is changed while holding other assumptions constant, which is unlikely to occur in practice.

		Net income impact for the year ended
(Millions of Canadian dollars, except for percentage amounts)	Change in variable	October 31 2020	October 31 2019
Increase in market interest rates (1)	1%	$5	$(7)
Decrease in market interest rates (1)	1	(11)	4
Increase in equity market values (2)	10	8	1
Decrease in equity market values (2)	10	(22)	(3)
Increase in maintenance expenses (3)	5	(37)	(33)
Life Insurance (3)
Adverse change in annuitant mortality rates	2	(278)	(205)
Adverse change in assurance mortality rates	2	(70)	(60)
Adverse change in morbidity rates	5	(219)	(205)
Adverse change in lapse rates	10	(252)	(247)

(1)
Sensitivities for market interest rates include the expected current period earnings impact of a 100 basis points shift in the yield curve by increasing the current reinvestment rates while holding the assumed ultimate rates constant. The sensitivity consists of both the impact on assumed reinvestment rates in the actuarial liabilities and any changes in fair value of assets and liabilities from the yield curve shift.

(2)
Sensitivities to changes in equity market values are composed of the expected current period earnings impact from differences in the changes in fair value of the equity asset holdings and the partially offsetting impact on the actuarial liabilities.

(3)
Sensitivities to changes in maintenance expenses and life insurance actuarial assumptions include the expected current period earnings impact from recognition of increased liabilities due to an adverse change in the given assumption over the lifetime of all in-force policies.